BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Labour costs		$ 3,300
Assets	[1]	61,035	$ 73,279
Property, plant and equipment		25,564	$ 25,830	$ 24,818
San Pedro [Member]
Reserve Quantities [Line Items]
Assets		5,000
Property, plant and equipment		3,200
[custom:ValueAddedTaxRecoverable-0]		1,400
Other financial assets		$ 400

[1]	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.